Going Concern (Details Textual) (USD $)	1 Months Ended		12 Months Ended				0 Months Ended	1 Months Ended									12 Months Ended			1 Months Ended					12 Months Ended	1 Months Ended					12 Months Ended	1 Months Ended	12 Months Ended
	Jul. 31, 2013	Apr. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 National Bank of Greece [Member]	Dec. 05, 2013 Credit Suisse Facility [Member]	Oct. 31, 2013 Credit Suisse Facility [Member]	Oct. 02, 2013 Credit Suisse Facility [Member]	Sep. 05, 2013 Credit Suisse Facility [Member]	Jul. 02, 2013 Credit Suisse Facility [Member]	Jun. 05, 2013 Credit Suisse Facility [Member]	Apr. 02, 2013 Credit Suisse Facility [Member]	Mar. 05, 2013 Credit Suisse Facility [Member]	Jan. 31, 2013 Credit Suisse Facility [Member]	Dec. 31, 2013 Credit Suisse Facility [Member]	Dec. 31, 2013 Credit Suisse Facility [Member] January 2 2014 [Member]	Dec. 31, 2013 Credit Suisse Facility [Member] February 3 2014 [Member]	Oct. 09, 2013 Deutsche Bank [Member]	May 31, 2013 Facility A [Member] Deutsche Bank [Member]	Apr. 30, 2013 Facility A [Member] Deutsche Bank [Member]	Mar. 31, 2013 Facility A [Member] Deutsche Bank [Member]	Feb. 28, 2013 Facility A [Member] Deutsche Bank [Member]	Jan. 31, 2013 Facility A [Member] Deutsche Bank [Member]	Dec. 31, 2013 Facility A [Member] Deutsche Bank [Member]	May 31, 2013 Facility B [Member] Deutsche Bank [Member]	Apr. 30, 2013 Facility B [Member] Deutsche Bank [Member]	Mar. 31, 2013 Facility B [Member] Deutsche Bank [Member]	Feb. 28, 2013 Facility B [Member] Deutsche Bank [Member]	Jan. 31, 2013 Facility B [Member] Deutsche Bank [Member]	Dec. 31, 2013 Facility B [Member] Deutsche Bank [Member]	Mar. 31, 2013 Facility A and Facility B [Member] Deutsche Bank [Member]	Dec. 31, 2013 Facility A and Facility B [Member] Deutsche Bank [Member]
Long-term Debt			$ 59,687,000	$ 89,169,000												$ 1,823,000			$ 30,000,000
Line of Credit Facility, Periodic Payment						10,045,000														11,500	20,000	20,000	20,000	20,000	11,500	11,500	20,000	20,000	20,000	20,000	11,500	23,000	23,000
Line of Credit Facility Periodic Payment Including Accrued Interest			10,045,000
Line of Credit Facility Accrued Interest															124,000
Line of Credit Facility Interest Rate Swap							38,000		22,000	43,000	25,000	48,000	28,000	52,000			19,000	201,000
Interest Paid			124,000	1,089,000	2,938,000
Working Capital Deficit			59,041,000	70,973,000
Net Income (Loss) Attributable to Parent			48,705,000	30,888,000	88,196,000
Interest Expense, Long-term Debt	$ 119,000	$ 117,000						$ 118,000